UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-Q

________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22704

CAMBRIA ETF TRUST

(Exact name of Registrant as specified in charter)

________

2321 Rosecrans Avenue

Suite 3225

El Segundo, CA 90245

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road

Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

With a Copy to:

John McGuire

Morgan Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, D.C. 20004

Registrant’s telephone number, including area code: 1-310-683-5500

Date of fiscal year end: April 30, 2018

Date of reporting period: January 31, 2018

Item 1. Schedule of Investments

The Trust’s Schedule of Investments as of the close of the reporting period is prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Cambria Investment Management

Schedule of Investments ● Cambria Shareholder Yield ETF ● January 31, 2018 (unaudited)

Description	Shares	Value

COMMON STOCK — 99.9%
Consumer Discretionary — 23.7%
American Eagle Outfitters	101,532	$1,827,576
Best Buy	24,929	1,821,313
CalAtlantic Group	26,828	1,505,856
Carnival	13,984	1,001,394
CBS, Cl B	19,912	1,147,130
Children's Place	16,605	2,487,429
Cooper Tire & Rubber	32,838	1,283,966
Dillard's, Cl A	7,096	479,406
Finish Line, Cl A	47,524	538,447
Gap	42,256	1,404,589
Group 1 Automotive	14,908	1,169,532
Guess?	65,213	1,197,963
H&R Block	38,296	1,016,376
Home Depot	13,804	2,773,224
Kohl's	23,294	1,508,752
Lear	7,733	1,493,552
Lowe's	23,560	2,467,439
Macy's	15,000	389,250
Michael Kors Holdings*	14,892	982,872
Office Depot	167,884	545,623
O'Reilly Automotive*	7,738	2,048,171
Six Flags Entertainment	28,053	1,895,261
Sturm Ruger	13,832	732,404
Target	13,567	1,020,510
Urban Outfitters*	27,288	930,794
Visteon*	8,177	1,063,664
Whirlpool	7,694	1,395,845
		36,128,338
Consumer Staples — 5.3%
Archer-Daniels-Midland	12,272	527,082
CVS Health	16,264	1,279,814
Dr Pepper Snapple Group	19,228	2,294,862
Nu Skin Enterprises, Cl A	28,629	2,056,707
Wal-Mart Stores	17,434	1,858,465
		8,016,930
Energy — 2.6%
CVR Energy	34,676	1,241,054
Murphy Oil	36,702	1,178,134
Valero Energy	16,731	1,605,674
		4,024,862

Description	Shares	Value

Financials — 27.8%
Aflac	18,101	$1,596,508
Allstate	21,650	2,138,371
American Express	13,814	1,373,112
American Financial Group	11,056	1,253,087
American International Group	20,673	1,321,418
Ameriprise Financial	11,407	1,924,361
Assurant	17,151	1,568,973
Assured Guaranty	45,532	1,620,484
Axis Capital Holdings	27,012	1,364,916
Bank of America	59,228	1,895,296
CNO Financial Group	64,180	1,578,186
Everest Re Group	8,034	1,846,213
Fifth Third Bancorp	54,264	1,796,138
Green Dot, Cl A*	57,424	3,517,794
Hartford Financial Services Group	24,889	1,462,478
JPMorgan Chase	11,849	1,370,574
Leucadia National	43,986	1,190,701
Lincoln National	18,658	1,544,882
MetLife	17,784	854,877
PNC Financial Services Group	9,035	1,427,711
State Street	10,640	1,172,209
SunTrust Banks	31,578	2,232,565
Synovus Financial	24,813	1,250,327
Travelers	14,142	2,120,169
Unum Group	33,972	1,806,971
US Bancorp	18,382	1,050,347
		42,278,668
Health Care — 2.3%
Aetna	6,628	1,238,243
Express Scripts Holding*	15,922	1,260,704
McKesson	5,548	936,946
		3,435,893
Industrials — 20.1%
Boeing	4,000	1,417,480
Cummins	11,667	2,193,396
Delta Air Lines	26,247	1,490,042
Eaton	25,395	2,132,418
GATX	18,306	1,302,289
General Dynamics	5,279	1,174,472
Greenbrier	27,741	1,391,211
Huntington Ingalls Industries	4,574	1,086,508
Ingersoll-Rand	11,605	1,098,181

Cambria Investment Management

Schedule of Investments ● Cambria Shareholder Yield ETF ● January 31, 2018 (unaudited)

Description	Shares	Value

ManpowerGroup	14,518	$1,907,520
MRC Global*	66,878	1,202,466
Northrop Grumman	9,693	3,300,758
Parker-Hannifin	12,138	2,444,836
Robert Half International	19,608	1,134,911
Southwest Airlines	36,202	2,201,082
Spirit AeroSystems Holdings, Cl A	16,492	1,688,121
United Continental Holdings*	28,938	1,962,575
Wabash National	53,554	1,383,300
		30,511,566
Information Technology — 8.3%
Apple	13,367	2,238,037
Applied Materials	27,976	1,500,353
Corning	54,930	1,714,914
HP	46,161	1,076,475
NetApp	15,045	925,267
Sanmina*	48,345	1,264,222
Texas Instruments	25,612	2,808,868
Xerox	32,908	1,123,150
		12,651,286
Materials — 8.7%
Alcoa	44,875	2,334,398
Eastman Chemical	11,704	1,160,803
Huntsman	64,065	2,214,727
LyondellBasell Industries, Cl A	9,838	1,178,986
Packaging Corp of America	19,494	2,449,031
Steel Dynamics	29,977	1,360,956
Trinseo	17,486	1,441,720
Worthington Industries	22,770	1,064,725
		13,205,346
Real Estate — 0.5%
Realogy Holdings	29,488	811,215

Utilities — 0.6%
AES	79,466	918,627

Total Common Stock
(Cost $113,189,400)		151,982,731

Total Investments - 99.9%
(Cost $113,189,400)		$151,982,731

Description	Value

Other Assets and Liabilities - 0.1%	144,183
Net Assets - 100.0%	$152,126,914

Percentages are based on Net Assets.

*	Non-income producing security.

Cl — Class

As of January 31, 2018, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CIM-QH-001-1000

Cambria Investment Management

Schedule of Investments ● Cambria Foreign Shareholder Yield ETF ● January 31, 2018 (unaudited)

Description	Shares	Value

COMMON STOCK — 99.0%
Australia — 6.3%
BlueScope Steel	17,034	$199,027
Cabcharge Australia	113,685	176,803
Fortescue Metals Group	80,648	322,332
Metcash	81,362	209,797
Monadelphous Group	76,691	1,085,168
Myer Holdings	636,164	335,768
Qantas Airways	82,004	348,236
South32	75,854	233,491
		2,910,622
Belgium — 1.1%
Ageas	9,944	525,201

Canada — 9.0%
BRP	17,000	702,943
Ensign Energy Services	57,800	345,860
Genworth MI Canada	13,038	447,744
Great-West Lifeco, Cl Common Subscription Receipt	11,911	336,801
IGM Financial	8,134	290,509
Labrador Iron Ore Royalty	19,868	428,050
Magna International	10,336	590,413
Metro, Cl A	21,220	710,094
TFI International	13,030	336,873
		4,189,287
Denmark — 3.8%
Novo Nordisk, Cl B	7,225	401,838
Pandora	3,813	361,550
Spar Nord Bank	27,302	324,736
Tryg	27,681	673,727
		1,761,851
Finland — 2.1%
Kesko, Cl B	8,028	467,961
UPM-Kymmene	15,266	514,401
		982,362
France — 8.4%
AXA	12,321	405,300
BNP Paribas	7,759	641,574
Casino Guichard Perrachon	6,240	364,821
CNP Assurances	21,933	562,050
Engie	21,332	370,259

Description	Shares	Value

Metropole Television	18,805	$511,777
Natixis	72,080	656,330
Neopost	13,056	389,035
		3,901,146
Germany — 2.9%
CECONOMY	14,246	204,907
Freenet	14,772	565,981
Muenchener Rueckversicherungs	2,455	577,753
		1,351,641
Hong Kong — 8.0%
Hang Lung Properties	160,970	425,953
Li & Fung	758,194	386,722
Shandong Chenming Paper Holdings, Cl H	289,000	514,261
Shanghai Industrial Holdings	124,930	365,720
Shimao Property Holdings	272,000	811,899
Shougang Fushan Resources Group	2,516,000	611,097
Xinyi Glass Holdings	408,000	620,659
		3,736,311
Italy — 3.6%
Saras	146,876	320,763
Societa Cattolica di Assicurazioni SC	43,316	539,406
STMicroelectronics	33,405	797,549
		1,657,718
Japan — 23.5%
Brother Industries	13,600	347,693
Dai Nippon Printing	15,526	345,591
Denka	17,000	676,605
Duskin	13,600	352,302
Hokkoku Bank	10,200	429,788
Hosiden	37,400	620,421
ITOCHU	27,200	532,938
K's Holdings	6,800	189,667
Leopalace21	23,800	197,298
Mitsubishi Gas Chemical	6,800	191,848
Mixi	6,800	299,918
Nippon Express	6,800	488,339
Nitto Boseki	13,600	407,365
NOF	17,000	455,950
NTT DOCOMO	17,370	430,312
Sankyo	11,613	376,569
Sumitomo Bakelite	68,000	582,394
Suzuki Motor	6,800	387,931

Cambria Investment Management

Schedule of Investments ● Cambria Foreign Shareholder Yield ETF ● January 31, 2018 (unaudited)

Description	Shares	Value

Taisei	10,200	$518,549
Toyo Kanetsu	17,000	672,712
Tsugami	34,000	504,534
UT Group *	57,800	1,903,371
		10,912,095
Netherlands — 2.1%
Aegon	85,476	584,527
BinckBank	73,205	396,273
		980,800
New Zealand — 1.0%
SKY Network Television	207,157	444,254
Tower *	9,284	4,516
		448,770
Norway — 4.8%
DNB	28,023	568,537
Grieg Seafood	45,730	404,570
Salmar	31,302	851,081
Telenor	17,173	402,097
		2,226,285
Portugal — 1.9%
EDP - Energias de Portugal	117,080	411,228
Galp Energia SGPS	24,864	474,473
		885,701
Spain — 1.7%
Endesa	15,170	340,903
Gas Natural SDG	20,624	476,397
		817,300
Sweden — 2.7%
JM	14,806	333,703
Peab	39,142	335,791
Svenska Cellulosa SCA, Cl B	19,346	200,190
Telia	79,497	399,003
		1,268,687
Switzerland — 2.5%
Sunrise Communications Group (A)	2,176	204,566
Swiss Re	4,533	447,090
Zurich Insurance Group	1,496	491,675
		1,143,331
United Kingdom — 14.0%
Carillion (B)	1,154,979	—
Centamin	172,822	398,990

Description	Shares	Value

EI Group *	220,014	$419,848
HSBC Holdings	46,122	491,868
Intermediate Capital Group	47,824	786,315
J Sainsbury	109,867	393,886
Kingfisher	76,647	377,630
Legal & General Group	103,300	396,890
Persimmon	17,476	620,829
Rio Tinto	9,254	515,323
Royal Mail	68,746	458,274
South32	231,302	716,599
Sports Direct International *	108,256	571,945
Vodafone Group	119,309	380,474
		6,528,871

Total Common Stock
(Cost $40,303,139)		46,224,979

Total Investments - 99.4%
(Cost $40,303,139)		$46,224,979
Other Assets and Liabilities - 0.6%		260,677
Net Assets - 100.0%		$46,485,656

Percentages are based on Net Assets.

*	Non-income producing security.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities are deemed to be liquid by the Board of Trustees. The total value of such securities at January 31, 2018 was $204,566 and represents 0.4% of Net Assets.
(B)	Level 3 security in accordance with fair value hierarchy.

 Cl — Class

The following is a list of the inputs used as of January 31, 2018 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3[1]	Total
Common Stock	$46,224,979	$—	$—	$46,224,979
Total Investments in Securities	$46,224,979	$—	$—	$46,224,979

(1) Included in level 3 is one security with total value of $0

There have been no transfers between Level 1 and Level 2 assets and liabilities. There were transfers into Level 3 due to changes in the availability of observable inputs to determine fair value. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

Cambria Investment Management

Schedule of Investments ● Cambria Foreign Shareholder Yield ETF ● January 31, 2018 (unaudited)

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CIM-QH-002-0900

Cambria Investment Management

Schedule of Investments ● Cambria Global Value ETF ● January 31, 2018 (unaudited)

Description	Shares	Value

COMMON STOCK — 96.8%
Austria — 12.4%
Agrana Beteiligungs	15,080	$1,844,184
AMAG Austria Metall (A)	54,133	3,588,973
Erste Group Bank *	51,620	2,597,535
EVN	122,815	2,515,951
Lenzing	29,619	3,765,626
OMV	40,455	2,604,783
Raiffeisen Bank International *	55,680	2,393,969
UNIQA Insurance Group	137,895	1,697,493
Vienna Insurance Group Wiener Versicherung Gruppe	37,120	1,315,312
Voestalpine	41,035	2,663,525
		24,987,351
Brazil — 7.2%
AMBEV	254,088	1,750,543
Banco do Brasil *	194,642	2,424,167
Banco Santander Brasil	346,307	3,895,682
Cia Siderurgica Nacional *	446,469	1,540,080
Cosan Industria e Comercio	126,098	1,727,218
JBS	468,622	1,478,233
Vale *	139,656	1,816,931
		14,632,854
Czech Republic — 8.3%
CEZ	91,086	2,333,347
Fortuna Entertainment Group *	277,820	2,456,458
Komercni Banka	50,815	2,333,872
Pegas Nonwovens	59,595	2,552,700
Philip Morris CR	3,335	2,768,573
Unipetrol	240,700	4,333,347
		16,778,297
Greece — 9.3%
Alpha Bank AE *	33,071	80,518
Athens Water Supply & Sewage	157,325	1,336,044
Bank of Greece	85,260	1,863,051
FF Group *	24,399	584,044
Hellenic Petroleum	180,815	1,973,287
Hellenic Telecommunications Organization	82,114	1,289,658
Holding ADMIE IPTO *	179,693	469,624
Intralot -Integrated Lottery Systems & Services *	586,815	1,053,504
JUMBO	69,955	1,382,702
Karelia Tobacco	6,006	2,237,038

Description	Shares	Value

Motor Oil Hellas Corinth Refineries	133,980	$3,351,829
Mytilineos Holdings *	100,050	1,254,600
National Bank of Greece *	41,057	17,433
OPAP	81,067	1,087,013
Piraeus Bank *	926	4,173
Public Power *	179,693	710,794
		18,695,312
Italy — 5.7%
Atlantia	60,812	2,014,382
Enel	341,185	2,164,600
Eni	75,255	1,353,476
Intesa Sanpaolo	478,823	1,878,874
Saipem *	7,736	36,219
Telecom Italia *	1,336,367	1,203,235
UniCredit *	23,953	527,749
Unipol Gruppo	250,995	1,383,925
UnipolSai	366,765	947,604
		11,510,064
Norway — 6.4%
Aker Solutions *	227,722	1,311,582
DNB	67,768	1,374,893
Gjensidige Forsikring	51,923	979,336
Norsk Hydro	209,967	1,530,717
Petroleum Geo-Services *	303,955	899,772
Statoil	51,367	1,199,401
Storebrand	224,463	2,011,429
Telenor	52,528	1,229,916
TGS Nopec Geophysical	54,242	1,361,873
Yara International	22,054	1,059,945
		12,958,864
Poland — 8.9%
Alior Bank *	31,199	797,368
Asseco Poland	38,599	536,052
Bank Millennium *	342,673	982,314
Bank Pekao	14,131	574,043
Bank Zachodni WBK	7,142	896,646
CCC	13,230	1,138,158
Cyfrowy Polsat	98,813	710,660
Energa	91,511	328,251
Eurocash	73,415	591,639
Grupa Azoty	28,132	594,528
Grupa Lotos	84,131	1,493,807
ING Bank Slaski *	17,456	1,147,940

Cambria Investment Management

Schedule of Investments ● Cambria Global Value ETF ● January 31, 2018 (unaudited)

Description	Shares	Value

KGHM Polska Miedz	20,502	$674,432
LLP SA	331	962,704
Lubelski Wegiel Bogdanka	27,140	548,414
mBank *	5,125	781,297
Orange Polska *	239,122	438,159
PGE Polska Grupa Energetyczna *	109,343	388,620
Polski Koncern Naftowy ORLEN	38,444	1,246,838
Polskie Gornictwo Naftowe i Gazownictwo	447,228	876,970
Powszechna Kasa Oszczednosci Bank Polski *	73,814	1,007,457
Powszechny Zaklad Ubezpieczen	53,253	728,102
Tauron Polska Energia *	516,780	468,059
		17,912,458
Portugal — 9.3%
Altri SGPS	74,123	447,716
Banco BPI, Cl G *	206,941	343,257
Banco Comercial Portugues, Cl R *	72,421	28,962
Banco Espirito Santo *(B) (C)	318,087	—
BANIF - Banco Internacional do Funchal *(B) (C)	60,980,850	—
CIMPOR Cimentos de Portugal SGPS *(B) (C)	450,116	195,596
Corticeira Amorim SGPS	469,945	6,033,015
CTT-Correios de Portugal	29,458	126,180
EDP - Energias de Portugal	469,254	1,648,192
Galp Energia SGPS	131,572	2,510,754
Jeronimo Martins SGPS	43,262	921,434
Mota-Engil SGPS	85,552	424,871
Navigator	70,533	395,995
NOS SGPS	43,652	297,268
Pharol SGPS *	852,517	243,972
REN - Redes Energeticas Nacionais SGPS	107,660	336,036
Semapa-Sociedade de Investimento e Gestao	126,005	2,875,412
Sonae	1,016,450	1,631,741
Teixeira Duarte	1,234,095	416,758
		18,877,159
Russia — 9.5%
Alrosa PJSC	1,760,880	2,552,994
Gazprom Neft PJSC	466,900	2,318,175
Gazprom PJSC	520,115	1,326,447
Rosneft PJSC	276,080	1,685,562
Sberbank of Russia PJSC	801,995	3,773,634
Severstal PJSC	231,420	3,783,782
Unipro PJSC	31,261,420	1,406,992

Description	Shares	Value

Uralkali *	411,945	$861,072
VTB Bank PJSC	1,801,888,610	1,583,498
		19,292,156
Singapore — 5.9%
CapitaLand	406,000	1,188,474
City Developments	130,500	1,319,126
ComfortDelGro	551,000	882,070
Golden Agri-Resources	4,190,500	1,213,897
Jardine Cycle & Carriage	29,000	882,734
Oversea-Chinese Banking	145,000	1,429,219
SATS	290,000	1,222,519
Sembcorp Industries	478,500	1,240,204
Singapore Airlines	145,000	1,250,153
United Overseas Bank	58,000	1,212,792
		11,841,188
Spain — 7.7%
Acciona	18,597	1,684,129
Banco Bilbao Vizcaya Argentaria	150,413	1,413,297
Banco Santander	208,953	1,552,153
CaixaBank	300,628	1,622,504
Enagas	49,326	1,344,241
Endesa	58,302	1,310,174
Ferrovial	66,273	1,520,155
Gas Natural SDG	72,387	1,672,080
Iberdrola	222,321	1,810,167
Mapfre	461,149	1,638,045
		15,566,945
Turkey — 6.2%
Akbank Turk	405,855	1,179,773
Eregli Demir ve Celik Fabrikalari	611,900	1,620,722
Haci Omer Sabanci Holding	363,225	1,109,032
KOC Holding	233,595	1,137,941
Petkim Petrokimya Holding	799,965	1,690,817
Turkiye Halk Bankasi	325,960	879,847
Turkiye Is Bankasi, Cl C	555,785	1,190,989
Turkiye Sise ve Cam Fabrikalari	950,400	1,264,974
Turkiye Vakiflar Bankasi TAO, Cl D	636,985	1,276,819
Yapi ve Kredi Bankasi *	902,190	1,119,152
		12,470,066

Total Common Stock
(Cost $165,886,345)		195,522,714

Cambria Investment Management

Schedule of Investments ● Cambria Global Value ETF ● January 31, 2018 (unaudited)

Description	Shares	Value

PREFERRED STOCK — 2.5%
Brazil — 2.5%
Banco Bradesco, Cl Preference*	208,693	$2,669,253
Cia Energetica de Minas Gerais	317,284	746,902
Telefonica Brasil, Cl Preference	97,817	1,653,310

Total Preferred Stock (Cost $5,067,192)		5,069,465

RIGHTS — 0.0%
UNICREDIT, Expires 2/21/18*	208,693	118
Total Investments - 99.3%
(Cost $170,953,537)		$200,592,297
Other Assets and Liabilities - 0.7%		1,334,585
Net Assets - 100.0%		$201,926,882

Percentages are based on Net Assets.

*	Non-income producing security.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities are deemed to be liquid by the Board of Trustees. The total value of such securities at January 31, 2018 was $3,588,973 and represents 1.8% of Net Assets.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Securities considered illiquid. The total value of such securities as of January 31, 2018 was $195,596 and represented 0.1% of Net Assets. See Note 2 in Notes to Financial Statements.

Cl — Class

PJSC — Private Joint Stock Company

The following is a list of the inputs used as of January 31, 2018 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$195,327,118	$—	$195,596	$195,522,714
Preferred Stock	5,069,465	—	—	5,069,465
Rights	118	—	—	118
Total Investments in Securities	$200,396,701	$—	$195,596	$200,592,297

(1)

Included in Level 3 are two securities with total value of $0. A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CIM-QH-003-0800

Cambria Investment Management

Schedule of Investments ● Cambria Global Momentum ETF ● January 31, 2018 (unaudited)

Description	Shares	Value

EXCHANGE TRADED FUNDS — 98.7%
Cambria Emerging Shareholder Yield ETF‡	306,770	$11,528,417
Cambria Foreign Shareholder Yield ETF‡	205,724	5,648,152
Cambria Global Value ETF‡	405,897	11,348,880
Cambria Shareholder Yield ETF‡	109,378	4,383,870
FlexShares Global Upstream Natural Resources Index Fund	133,636	4,639,842
iShares Global Financials ETF	83,939	6,286,192
iShares Global Materials ETF	91,574	6,756,330
iShares Global Tech ETF	40,544	6,673,137
iShares Micro-Capital ETF	50,388	4,929,458
PowerShares DB Base Metals Fund*	368,413	7,202,474
Vanguard FTSE All World ex-US Small-Capital ETF	43,590	5,427,391
Vanguard FTSE Developed Markets ETF	116,750	5,486,082
Vanguard FTSE Emerging Markets ETF	163,327	8,140,218
Vanguard Global ex-U.S. Real Estate ETF	74,913	4,780,948
WisdomTree Emerging Markets SmallCap Dividend Fund	111,867	6,239,941

Total Exchange Traded Funds
(Cost $84,098,536)		99,471,332

Total Investments - 98.7%
(Cost $84,098,536)		$99,471,332
Other Assets and Liabilities - 1.3%		1,301,384
Net Assets - 100.0%		$100,772,716

Percentages are based on Net Assets.

*	Non-income producing security.
‡

Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the "Investment Adviser") or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund's distributor. Transactions with affiliated companies during the period ended January 31, 2018 are as follows:

			Change in
Value of			Unrealized		Value of
Shares Held	Purchases	Proceeds	Appreciation	Realized	Shares Held	Dividend
as of 04/30/17	at Cost	from Sales	(Depreciation)	Gain (Loss)	as of 01/31/18	Income
Cambria Emerging Shareholder Yield ETF
$3,867,209	$6,003,405	$-	$1,657,803	$-	$11,528,417	$191,627
Cambria Foreign Shareholder Yield ETF
$3,129,618	$1,775,204	$-	$743,330	$-	$5,648,152	$123,073
Cambria Global Value ETF
$3,566,743	$6,322,593	$-	$1,459,544	$-	$11,348,880	$125,793
Cambria Shareholder Yield ETF
$3,003,050	$4,819,211	$(3,710,219)	$152,667	$119,160	$4,383,870	$25,942

ETF —  Exchanged Traded Fund

FTSE — Financial Times Stock Exchange

As of January 31, 2018, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

CIM-QH-003-0800

Cambria Investment Management

Schedule of Investments ● Cambria Global Asset Allocation ETF ● January 31, 2018 (unaudited)

Description	Shares	Value

EXCHANGE TRADED FUNDS — 99.6%
Alpha Architect Value Momentum Trend ETF	40,355	$1,228,374
Cambria Emerging Shareholder Yield ETF‡	151,444	5,691,265
Cambria Foreign Shareholder Yield ETF‡	100,604	2,762,083
Cambria Global Value ETF‡	126,191	3,528,300
Cambria Shareholder Yield ETF‡	83,734	3,356,059
Cambria Sovereign High Yield Bond ETF‡	177,547	5,145,312
iShares Edge MSCI USA Momentum Factor ETF	22,644	2,527,297
iShares Short Treasury Bond ETF	10,631	1,173,450
PowerShares DB Optimum Yield Diversified Commodity Strategy Portfolio	236,386	4,254,948
Schwab U.S. REIT ETF	42,402	1,694,384
Schwab US TIPs ETF	31,820	1,747,873
SPDR Citi International Government Inflation-Protected Bond ETF	30,625	1,837,500
VanEck Vectors Emerging Markets High Yield Bond ETF	95,631	2,353,479
VanEck Vectors International High Yield Bond ETF	45,828	1,195,194
Vanguard Extended Duration Treasury ETF	19,421	2,249,340
Vanguard FTSE Developed Markets ETF	26,210	1,231,608
Vanguard Global ex-U.S. Real Estate ETF	29,064	1,854,864
Vanguard Intermediate-Term Corporate Bond ETF	20,122	1,738,138
Vanguard Intermediate-Term Treasury ETF	39,442	2,486,029
Vanguard Mid-Capital ETF	7,559	1,219,796
Vanguard Short-Term Corporate Bond ETF	14,778	1,167,905
Vanguard Total Bond Market ETF	57,546	4,635,906
Vanguard Total International Bond ETF	53,892	2,913,402
Vanguard Total Stock Market ETF	17,049	2,462,387

Total Exchange Traded Funds
(Cost $57,137,255)		60,454,893
Total Investments - 99.6%
(Cost $57,137,255)		$60,454,893
Other Assets and Liabilities - 0.4%		245,385
Net Assets - 100.0%		$60,700,278

Percentages are based on Net Assets.

‡

Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the "Investment Adviser") or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund's distributor. Transactions with affiliated companies during the period ended January 31, 2018 are as follows:

			Change in
Value of			Unrealized		Value of
Shares Held	Purchases	Proceeds	Appreciation	Realized	Shares Held	Dividend
as of 04/30/17	at Cost	from Sales	(Depreciation)	Gain (Loss)	as of 01/31/18	Income
Cambria Emerging Shareholder Yield ETF
$3,950,496	$2,291,921	$(1,675,916)	$681,656	$443,108	$5,691,265	$141,635
Cambria Foreign Shareholder Yield ETF
$719,637	$1,971,550	$(142,107)	$178,715	$34,288	$2,762,083	$26,886
Cambria Global Value ETF
$1,558,127	$1,887,782	$(415,709)	$408,769	$89,331	$3,528,300	$39,942
Cambria Shareholder Yield ETF
$1,161,508	$2,041,308	$(156,232)	$271,195	$38,280	$3,356,059	$16,700
Cambria Sovereign Bond ETF
1,324,935	$3,845,629	$(216,712)	$169,413	$22,047	$5,145,312	$82,265

ETF —  Exchanged Traded Fund

FTSE — Financial Times Stock Exchange

MSCI — Morgan Stanley Capital International

REIT — Real Estate Investment Trust

SPDR — Standard & Poor’s Depositary Receipt

TIPS — Treasury Inflation-Protected Securities

As of January 31, 2018, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CIM-QH-005-0800

Cambria Investment Management

Schedule of Investments ● Cambria Value and Momentum ETF ● January 31, 2018 (unaudited)

Description	Shares	Value

COMMON STOCK — 96.6%
Consumer Discretionary — 21.4%
Aaron's	1,863	$76,178
Abercrombie & Fitch, Cl A	5,116	105,952
Adtalem Global Education*	2,311	106,306
Best Buy	1,701	124,274
Caesars Entertainment*	5,761	80,366
Career Education*	12,284	152,322
Citi Trends	3,315	77,936
Conn's*	4,195	139,693
Crocs*	10,801	145,922
Fiat Chrysler Automobiles*	5,013	121,164
Gannett	7,764	91,615
Gap	2,649	88,053
Guess?	5,883	108,070
ILG	3,817	119,892
KB Home	3,200	100,864
Lumber Liquidators Holdings*	3,221	89,995
MDC Holdings	2,225	75,005
Movado Group	3,625	110,925
Office Depot	12,808	41,626
Penn National Gaming*	3,842	122,598
Scientific Games, Cl A*	2,691	125,535
Taylor Morrison Home, Cl A*	3,046	77,460
Thor Industries	591	80,766
Tilly's, Cl A*	5,855	87,357
		2,449,874
Consumer Staples — 0.7%
Sanderson Farms	632	80,201

Energy — 3.9%
Delek US Holdings	2,789	97,308
HollyFrontier	1,883	90,309
Renewable Energy Group*	5,737	61,386
SandRidge Energy*	5,547	99,236
Valero Energy	1,026	98,465
		446,704
Financials — 26.8%
American Equity Investment Life Holding	4,211	138,963
American Financial Group	1,485	168,310
American National Insurance	606	76,592
B. Riley Financial	6,035	113,156

Description	Shares	Value

Bancorp*	12,346	$130,497
Bank of America	4,202	134,464
Citizens Financial Group	2,816	129,254
CNA Financial	2,251	121,914
Employers Holdings	1,943	82,383
Encore Capital Group*	1,761	72,993
Enova International*	4,998	89,464
Fairfax Financial Holdings	106	55,940
First American Financial	2,090	123,456
Green Dot, Cl A*	2,383	145,983
Health Insurance Innovations, Cl A*	4,075	105,746
Heritage Insurance Holdings	5,279	89,901
Kemper	1,315	85,278
Lincoln National	1,116	92,405
Old Republic International	6,624	142,350
Principal Financial Group	1,566	105,862
Progressive	3,438	185,996
Regions Financial	5,150	99,035
Reinsurance Group of America, Cl A	1,116	174,821
Selective Insurance Group	3,375	196,594
Walker & Dunlop*	1,516	70,418
World Acceptance*	1,132	133,633
		3,065,408
Health Care — 7.8%
Anthem	375	92,944
Centene*	1,094	117,321
Cigna	556	115,843
Humana	429	120,904
Lantheus Holdings*	12,512	287,776
Triple-S Management, Cl B*	3,508	80,614
WellCare Health Plans*	390	82,048
		897,450
Industrials — 14.3%
ArcBest	3,114	110,703
Boeing	401	142,102
Chart Industries*	3,482	172,604
China Yuchai International	3,686	97,679
Greenbrier	1,754	87,963
Heritage-Crystal Clean*	4,695	102,116
Kimball International, Cl B	4,810	89,322
Korn	2,595	115,633
ManpowerGroup	862	113,258
MYR Group*	3,717	125,932

Cambria Investment Management

Schedule of Investments ● Cambria Value and Momentum ETF ● January 31, 2018 (unaudited)

Description	Shares	Value

Owens Corning	1,326	$123,278
Rush Enterprises, Cl A*	2,035	109,992
Tutor Perini*	5,209	128,923
Werner Enterprises	2,841	115,628
		1,635,133
Information Technology — 13.0%
Advanced Energy Industries*	4,212	299,601
Amtech Systems*	8,840	88,665
Benchmark Electronics*	3,084	89,282
Comtech Telecommunications	4,812	104,084
First Solar*	1,291	86,716
HP	5,163	120,401
Jabil	2,382	60,574
KEMET*	5,688	115,807
Kimball Electronics*	4,061	75,129
MoneyGram International*	6,244	75,428
Sanmina*	3,775	98,716
Ultra Clean Holdings*	3,534	76,652
Vishay Intertechnology	4,253	93,353
Xerox	3,021	103,107
		1,487,515
Materials — 8.4%
Alcoa*	2,527	131,455
Century Aluminum*	7,984	177,644
Huntsman	2,785	96,277
Intrepid Potash*	23,973	93,255
Louisiana-Pacific*	3,594	106,418
Schnitzer Steel Industries, Cl A	3,625	123,975
Trinseo	1,518	125,160
Tronox, Cl A	5,197	102,017
		956,201
Utilities — 0.3%
Spark Energy, Cl A	3,753	37,155

Total Common Stock
(Cost $9,446,015)		11,055,641

Total Investments - 96.6%
(Cost $9,446,015)		$11,055,641
Other Assets and Liabilities - 3.4%		383,824
Net Assets - 100.0%		$11,439,465

Percentages are based on Net Assets.

The open futures contracts held by the Fund at January 31, 2018, is as follows:

	Number of
Type of	Contracts	Expiration	Notional	Value	Unrealized
Contract	Long	Date	Amount		Depreciation
S&P 500 Index EMINI	50	Mar-2018	$(3,192,701)	$(3,390,960)	$(198,259)

*	Non-income producing security.

Cl — Class

As of January 31, 2018, all of the Fund’s investments in securities and other financial instruments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CIM-QH-006-0500

Cambria Investment Management

Schedule of Investments ● Cambria Emerging Shareholder Yield ETF ● January 31, 2018 (unaudited)

Description	Shares	Value

COMMON STOCK — 94.8%
Brazil — 11.5%
Ez Tec Empreendimentos e Participacoes	33,600	$234,968
Magazine Luiza	94,100	2,497,520
SLC Agricola	28,000	275,869
		3,008,357
China — 1.6%
China Petroleum & Chemical ADR	2,338	203,055
CNOOC ADR	1,358	213,478
		416,533
Colombia — 0.8%
Banco de Bogota	8,554	201,040

Czech Republic — 1.1%
O2 Czech Republic	20,594	287,298

Greece — 2.9%
Aegean Airlines	22,974	261,561
Hellenic Petroleum	18,914	206,414
Motor Oil Hellas Corinth Refineries	11,704	292,803
		760,778
Hong Kong — 12.9%
China Harmony New Energy Auto Holding *	147,000	108,240
China Lilang	280,000	253,776
CPMC Holdings	392,000	328,227
Fantasia Holdings Group	588,000	108,240
Greatview Aseptic Packaging	266,000	190,761
Greenland Hong Kong Holdings	490,000	278,115
Guangzhou R&F Properties	123,200	346,480
Guolian Securities, Cl H	315,000	148,990
Industrial & Commercial Bank of China, Cl H	252,000	238,385
Red Star Macalline Group, Cl H (A)	168,000	221,204
Sino-Ocean Group Holding	350,000	289,480
Sinopec Shanghai Petrochemical ADR	3,542	218,825
Tianneng Power International	252,000	249,337
Weiqiao Textile, Cl H	98,000	58,630
Xingda International Holdings	420,000	167,514
Zoomlion Heavy Industry Science and Technology	364,000	159,138
		3,365,342

Description	Shares	Value

Hungary — 2.4%
MOL Hungarian Oil & Gas	22,512	$275,013
OTP Bank	7,448	345,298
		620,311
India — 5.8%
Chennai Petroleum	38,572	250,885
Hindustan Petroleum	18,186	113,713
Hindustan Zinc	59,248	289,003
Indian Oil	44,914	294,890
Rural Electrification	92,960	227,271
Sonata Software	70,267	333,030
		1,508,792
Mexico — 0.6%
Rassini, Cl A	75,600	157,685

Poland — 2.2%
Budimex	3,864	237,934
Polski Koncern Naftowy ORLEN	10,444	338,726
		576,660
Russia — 5.2%
Center for Cargo Container Traffic TransContainer PJSC	3,570	314,049
Gazprom PJSC ADR	39,550	196,959
LUKOIL PJSC ADR	4,004	263,663
Magnitogorsk Iron & Steel Works PJSC	145,600	118,136
Sberbank of Russia PJSC	27,160	127,796
Tatneft PJSC ADR	5,740	346,180
		1,366,783
South Africa — 13.6%
African Oxygen	48,118	111,905
Assore	12,908	342,361
Astral Foods	5,040	100,832
Barclays Africa Group	13,762	209,225
BHP Billiton	12,628	281,805
Coronation Fund Managers	36,946	245,636
Exxaro Resources	10,864	131,244
FirstRand	53,284	299,115
Imperial Holdings	16,562	397,055
Kumba Iron Ore	13,832	419,318
Liberty Holdings	19,642	217,457
Sanlam	39,816	296,446
Standard Bank Group	19,194	325,121

Cambria Investment Management

Schedule of Investments ● Cambria Emerging Shareholder Yield ETF ● January 31, 2018 (unaudited)

Description	Shares	Value

Telkom SOC	38,136	$165,952
		3,543,472
South Korea — 10.2%
GS Holdings	4,102	266,590
Hana Financial Group	8,456	412,565
Hyundai Marine & Fire Insurance	6,776	294,112
Korea Electric Power ADR *	6,650	110,523
LS	3,500	258,932
Meritz Fire & Marine Insurance	9,660	225,251
POSCO ADR	3,710	331,971
Samsung Electronics	140	327,106
S-Oil	1,092	125,782
Woori Bank	20,272	319,879
		2,672,711
Taiwan — 16.9%
Actron Technology	42,000	160,677
Asustek Computer	14,000	134,978
Aten International	70,000	211,354
Chang Wah Electromaterials	42,000	210,393
Chaun-Choung Technology	28,000	95,493
Chicony Electronics	70,000	184,454
Chilisin Electronics	70,000	233,449
Chin-Poon Industrial	84,000	156,209
Chunghwa Telecom ADR	4,536	168,059
CyberPower Systems	42,000	140,934
Elite Advanced Laser	50,400	223,074
Elite Material	56,000	196,943
Hon Hai Precision Industry	56,000	177,153
Micro-Star International	56,000	185,030
MPI	56,000	132,768
Nishoku Technology	28,000	68,690
Pegatron	56,000	151,790
Phison Electronics	28,000	286,288
Powertech Technology	70,000	227,685
Simplo Technology	35,200	225,242
Sitronix Technology	56,000	166,969
Thinking Electronic Industrial	56,000	164,471
Tripod Technology	84,000	270,916
Vivotek	70,000	222,642
		4,395,661
Thailand — 3.2%
PTT Exploration & Production	73,934	280,911

Description	Shares	Value

PTT Global Chemical	95,200	$292,561
Thai Oil	81,200	265,741
		839,213
Turkey — 3.9%
Aksa Akrilik Kimya Sanayii	43,022	171,328
Aygaz	43,260	183,561
Kordsa Teknik Tekstil	78,876	171,543
Tekfen Holding	41,608	179,652
Tupras Turkiye Petrol Rafinerileri	6,552	201,272
Vestel Beyaz Esya Sanayi ve Ticaret	38,122	99,958
		1,007,314

Total Common Stock
(Cost $19,226,823)		24,727,950

Total Investments - 94.8%
(Cost $19,226,823)		$24,727,950
Other Assets and Liabilities - 5.2%		1,351,364
Net Assets - 100.0%		$26,079,313

Percentages are based on Net Assets.

*	Non-income producing security.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities are deemed to be liquid by the Board of Trustees. The total value of such securities at January 31, 2018 was $221,204 and represents 0.8% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

PJSC — Private Joint Stock Company

Cambria Investment Management

Schedule of Investments ● Cambria Emerging Shareholder Yield ETF ● January 31, 2018 (unaudited)

As of January 31, 2018, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CIM-QH-008-0400

Cambria Investment Management

Schedule of Investments ● Cambria Sovereign Bond ETF ● January 31, 2018 (unaudited)

Description		Face Amount(1)	Value

SOVEREIGN DEBT — 84.8%
Argentina — 3.7%
Argentine Bonos del Tesoro
18.200%, 10/03/21	ARS	4,461,456	$237,525
16.000%, 10/17/23	ARS	4,423,488	226,139
15.500%, 10/17/26	ARS	4,237,956	216,966
			680,630
Australia — 3.6%
Queensland Treasury
5.750%, 07/22/24	AUD	348,000	328,001
4.750%, 07/21/25 (A)	AUD	372,000	334,661
			662,662
Brazil — 7.1%
Brazilian Government International Bond
8.500%, 01/05/24	BRL	4,200,000	1,319,322

Colombia — 4.5%
Colombian TES
11.000%, 07/24/20	COP	684,000,000	272,166
7.500%, 08/26/26	COP	750,000,000	282,717
7.000%, 05/04/22	COP	756,000,000	278,592
			833,475
Greece — 7.2%
Hellenic Republic Government Bond
4.750%, 04/17/19 (A)	EUR	192,000	247,809
3.650%, 02/24/20 (B)	EUR	139,536	174,889
3.650%, 02/24/24 (B)	EUR	749,016	925,805
			1,348,503
Hungary — 4.5%
Hungary Government Bond
6.000%, 11/24/23	HUF	79,560,000	398,745
5.500%, 06/24/25	HUF	81,240,000	404,260
3.000%, 06/26/24	HUF	9,840,000	42,595
			845,600
Indonesia — 4.0%
Indonesia Treasury Bond
8.375%, 03/15/24	IDR	4,476,000,000	378,966
7.000%, 05/15/27	IDR	4,800,000,000	374,650
			753,616
Malaysia — 3.9%
Malaysia Government Bond
4.498%, 04/15/30	MYR	1,563,000	405,576
4.392%, 04/15/26	MYR	110,000	28,755
4.181%, 07/15/24	MYR	1,010,000	263,122
Malaysia Government Investment Issue
4.070%, 09/30/26	MYR	110,000	27,848
			725,301

Description		Face Amount(1)	Value

Mexico — 4.8%
Mexican Bonos
10.000%, 12/05/24	MXN	4,126,800	$251,066
8.500%, 05/31/29	MXN	7,530,000	430,302
7.500%, 06/03/27	MXN	3,930,000	209,295
			890,663
New Zealand — 2.3%
New Zealand Government Bond
4.500%, 04/15/27	NZD	516,000	428,410

Philippines — 3.1%
Philippine Government Bond
8.000%, 07/19/31	PHP	23,858,684	580,026

Poland — 4.3%
Poland Government Bond
5.750%, 04/25/29	PLN	1,562,000	570,993
Republic of Poland Government Bond
3.250%, 07/25/25	PLN	396,000	118,720
2.500%, 07/25/26	PLN	432,000	121,126
			810,839
Portugal — 5.6%
Portugal Obrigacoes do Tesouro OT
4.125%, 04/14/27 (A)	EUR	347,391	517,488
3.875%, 02/15/30 (A)	EUR	363,783	530,463
			1,047,951
Romania — 3.9%
Romania Government Bond
5.850%, 04/26/23	RON	840,000	242,544
5.800%, 07/26/27	RON	840,000	246,373
4.750%, 02/24/25	RON	900,000	245,363
			734,280
Russia — 7.2%
Russian Federal Bond - OFZ
7.600%, 04/14/21	RUB	46,500,000	850,047
7.600%, 07/20/22	RUB	14,952,000	274,271
7.000%, 01/25/23	RUB	12,096,000	216,946
			1,341,264
South Africa — 6.2%
Republic of South Africa Government Bond
8.250%, 03/31/32	ZAR	2,546,556	199,204
8.000%, 01/31/30	ZAR	9,545,556	748,925
7.000%, 02/28/31	ZAR	2,856,624	203,423
			1,151,552
Thailand — 3.6%
Thailand Government Bond
3.625%, 06/16/23	THB	19,077,000	662,915

Cambria Investment Management

Schedule of Investments ● Cambria Sovereign Bond ETF ● January 31, 2018 (unaudited)

Description		Face Amount(1)	Value

Turkey — 5.3%
Turkey Government Bond
10.700%, 02/17/21	TRY	$1,908,000	$486,574
8.500%, 09/14/22	TRY	2,100,000	495,853
			982,427
Total Sovereign Debt
(Cost $14,859,157)			15,799,436

Total Investments - 84.8%
(Cost $14,859,157)			$15,799,436
Other Assets and Liabilities - 15.2%			2,824,646
Net Assets - 100.0%			$18,624,082

Percentages are based on Net Assets.

(1)	In foreign currency unless otherwise indicated.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities are deemed to be liquid by the Board of Trustees. The total value of such securities at January 31, 2018 was $1,630,421 and represents 8.8% of Net Assets.
(B)	Step Bond - The rate reflected on the Schedule of Investments is the effective yield on January 31, 2018. The coupon on a step bond changes on a specified date.

ARS — Argentine Peso

AUD — Australian Dollar

BRL — Brazilian Real

COP — Colombian Peso

EUR — Euro

HUF — Hungarian Forint

IDR — Indonesian Rupiah

MXN — Mexican Peso

MYR — Malaysian Ringgit

NZD — New Zealand Dollar

PHP — Philippine Peso

PLN — Polish Zloty

RON — Romanian Leu

RUB — Russian Ruble

THB — Thailand Baht

TRY — Turkish Lira

ZAR — South African Rand

As of January 31, 2018, all of the Fund's investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CIM-QH-007-0400

Cambria Investment Management

Schedule of Investments ● Cambria Tail Risk ETF ● January 31, 2018 (unaudited)

Description	Face Amount/ Contracts	Value

U.S. TREASURY OBLIGATION — 95.4%

U.S. Treasury Note
2.250%, 02/15/27	$15,104,800	$14,535,419

Total U.S. Treasury Obligations
(Cost $15,085,079)		14,535,419

Total Investments – 95.4%
(Cost $16,409,208)		$14,535,419
Other Assets and Liabilities – 4.6%		707,991
Net Assets - 100.0%		$15,243,410

PURCHASED OPTIONS — 3.5%(A)
Total Purchased Options
(Cost $1,324,129)	230	533,383

Percentages are based on Net Assets.

(A)	Refer to table below for details on Options Contracts..

PURCHASED OPTIONS — 3.5%
	Contracts	Notional	Strike Price	Expiration Date	Value
Put Options
UNITED STATES — 3.5%
December 18 Puts on SPX*	19	$5,365,239	$2,250.00	12/22/18	$61,750
December 18 Puts on SPX*	19	5,365,239	2,325.00	12/22/18	75,145
December 18 Puts on SPX*	21	5,930,001	2,400.00	12/22/18	100,905
June 18 Puts on SPX*	19	5,365,239	2,200.00	06/16/18	14,725
June 18 Puts on SPX*	47	13,271,907	2,225.00	06/16/18	40,185
June 18 Puts on SPX*	19	5,365,239	2,150.00	06/16/18	12,350
June 18 Puts on SPX*	19	5,365,239	2,125.00	06/16/18	11,305
March 18 Puts on SPX*	9	2,541,429	2,125.00	03/17/18	810
March 18 Puts on SPX*	11	3,106,191	2,150.00	03/17/18	1,018
March 19 Puts on SPX*	19	5,365,239	2,500.00	03/16/19	146,870
September 18 Puts on SPX*	28	7,906,668	2,300.00	09/22/18	68,320
Total Purchased Options					$533,383

Cambria Investment Management

Schedule of Investments ● Cambria Tail Risk ETF ● January 31, 2018 (unaudited)

The following is a list of the inputs used as of January 31, 2018 in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligation	$—	$14,535,419	$—	$14,535,419
Total Investments in Securities	$—	$14,535,419	$—	$14,535,419

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$533,383	$—	$—	$533,383
Total Other Financial Instruments	$533,383	$—	$—	$533,383

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CIM-QH-011-0200

Cambria Investment Management

Schedule of Investments ● Cambria Core Equity ETF ● January 31, 2018 (unaudited)

Description	Shares	Value

COMMON STOCK — 101.9%
Consumer Discretionary — 5.9%
Genuine Parts	24,609	$2,561,058
McDonald's	15,016	2,569,838
Starbucks	41,802	2,374,772
		7,505,668
Consumer Staples — 16.0%
Altria Group	35,902	2,525,347
Diageo ADR	17,744	2,554,426
Hershey	21,433	2,364,703
Kimberly-Clark	19,789	2,315,313
PepsiCo	20,816	2,504,165
Procter & Gamble	25,460	2,198,216
Sysco	42,727	2,686,247
Wal-Mart Stores	29,189	3,111,547
		20,259,964
Energy — 7.9%
Chevron	19,779	2,479,298
Exxon Mobil	28,484	2,486,653
Magellan Midstream Partners(A)	32,629	2,329,384
Occidental Petroleum	35,740	2,679,428
		9,974,763
Financials — 14.6%
Aflac	27,768	2,449,138
CME Group, Cl A	17,288	2,653,362
Eaton Vance	47,333	2,735,848
FactSet Research Systems	12,916	2,592,112
JPMorgan Chase	24,411	2,823,620
US Bancorp	42,841	2,447,935
Wells Fargo	42,662	2,806,306
		18,508,321
Health Care — 11.6%
Abbott Laboratories	44,658	2,775,941
Amgen	12,574	2,339,393
Eli Lilly	27,447	2,235,558
Johnson & Johnson	17,827	2,463,513
Merck	35,846	2,123,876
UnitedHealth Group	11,962	2,832,362
		14,770,643
Industrials — 21.1%
3M	11,066	2,772,033
Cummins	13,782	2,591,016

Description	Shares	Value

Emerson Electric	36,636	$2,646,218
General Dynamics	11,198	2,491,331
Harris	17,742	2,827,720
Illinois Tool Works	15,694	2,725,577
Lockheed Martin	7,488	2,657,117
Norfolk Southern	17,608	2,656,695
United Technologies	19,829	2,736,600
Waste Management	29,609	2,618,324
		26,722,631
Information Technology — 17.3%
Accenture, Cl A	16,980	2,728,686
Apple	14,998	2,511,115
Broadridge Financial Solutions	28,563	2,753,759
Cisco Systems	69,092	2,870,081
Intel	61,965	2,982,995
Microsoft	31,449	2,987,970
Oracle	48,097	2,481,324
Paychex	38,432	2,622,984
		21,938,914
Materials — 2.0%
Air Products & Chemicals	15,345	2,583,638

Telecommunication Services — 1.8%
AT&T	59,744	2,237,413

Utilities — 3.7%
NextEra Energy	15,814	2,505,254
Southern	47,620	2,148,138
		4,653,392

Total Common Stock
(Cost $111,878,836)		129,155,347

Total Investments - 101.9%
(Cost $111,878,836)		$129,155,347
Other Assets and Liabilities - (1.9)%		(2,367,833)
Net Assets - 100.0%		$126,787,514

Description	Contracts	Value

PURCHASED OPTION — 1.5%(B)
Total Purchased Option
(Cost $2,662,973)	3,750	1,846,875

Cambria Investment Management

Schedule of Investments ● Cambria Core Equity ETF ● January 31, 2018 (unaudited)

Description	Contracts	Value

WRITTEN OPTIONS — (4.1)%(B)
Total Written Options
(Cost $(1,702,007))	550	$(5,144,000)

Percentages are based on Net Assets.

*	Non-income producing security.
(A)	Securities considered Master Limited Partnership. At January 31, 2018, these securities amounted to $2,329,384 or 1.8% of Net Assets.
(B)	Refer to table below for details on Options Contracts.

ADR — American Depositary Receipt
Cl — Class

PURCHASED OPTION — 1.5%
	Contracts	Notional	Strike Price	Expiration Date	Value
Put Option
UNITED STATES — 1.5%
SPDR S&P 500 ETF Trust*	3,750	$105,712,500	$240.00	12/22/18	$1,846,875
Total Purchased Options					$1,846,875

WRITTEN OPTIONS — (4.1)%(A)
	Contracts	Notional	Strike Price	Expiration Date	Value
Call Options
UNITED STATES — (4.1)%
December 18 Calls on SPX*	(400)	(112,952,400)	2,900.00	12/22/18	(4,610,000)
February 18 Calls on SPX*	(150)	(42,357,150)	2,815.00	02/17/18	(534,000)
Total Written Options					$(5,144,000)

The following is a list of the inputs used as of January 31, 2018 in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$129,155,347	$—	$—	$129,155,347
Total Investments in Securities	$129,155,347	$—	$—	$129,155,347

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$1,846,875	$—	$—	$1,846,875
Written Option	(5,144,000)	—	—	(5,144,000)
Total Other Financial Instruments	$(3,297,125)	$—	$—	$(3,297,125)

Cambria Investment Management

Schedule of Investments ● Cambria Core Equity ETF ● January 31, 2018 (unaudited)

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CIM-QH-010-0200

Item 2. Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as amended as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cambria ETF Trust

By:	/s/ Mebane T. Faber
Mebane T. Faber, President

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mebane T. Faber
Mebane T. Faber, President

Date: March 29, 2018

By:	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Principal Financial Officer

Date: March 29, 2018